Financial instruments and risk management - Summary of Financial Liabilities by Category (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 12,701	£ 12,612
Trade and Other Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	12,429	12,166
Lease Liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 272	£ 446